Taxation - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Taxation
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Reconciliation
Income tax expenses at PRC statutory income tax rate-25%	¥ 34		¥ 56,615	¥ 14,563
Permanent differences	(8,629)		(6,829)	(4,592)
Tax rate difference from tax holiday and statutory rate in other jurisdictions	(377)		(12,351)	(2,100)
Change in valuation allowance	4,188		12,300	(4,700)
Income tax expenses/(benefits)	¥ (4,784)	$ (733)	¥ 49,735	¥ 3,171